Commitments, Contingencies And Guarantees	6 Months Ended
Sep. 30, 2011
Commitments, Comtingencies And Guarantees (Abstract)
Commitments, Contingencies And Guarantees

13. Commitments, contingencies and guarantees:

Commitments—

Credit and investment commitments

In connection with its banking and financing activities, Nomura provides commitments to extend credit which generally have fixed expiration dates. In connection with its investment banking activities, Nomura enters into agreements with clients under which Nomura commits to underwrite notes that may be issued by the clients. The outstanding commitments under these agreements are included in below commitments to extend credit.

Nomura has commitments to invest in various partnerships and other entities, primarily in connection with its merchant banking activities, and also has commitments to provide financing for investments related to these partnerships. The outstanding commitments under these agreements are included in commitments to invest in partnerships.

Certain consolidated VIEs which are engaged in the aircraft leasing business have commitments to purchase aircraft. The outstanding commitments under these agreements are included in commitments to purchase aircraft.

These commitments outstanding were as follows:

	Millions of yen		Translation into millions of U.S. dollars
	March 31, 2011	September 30, 2011	September 30, 2011
Commitments to extend credit	¥264,736	¥256,927	$3,335
Commitments to invest in partnerships	38,008	30,952	402
Commitments to purchase aircraft	77,928	60,162	781

As of September 30, 2011, these commitments had the following maturities:

	Millions of yen
		Years to Maturity
	Total contractual amount	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Commitments to extend credit	¥256,927	¥59,122	¥54,811	¥135,715	¥7,279
Commitments to invest in partnerships	30,952	253	22,373	630	7,696
Commitments to purchase aircraft	60,162	21,561	38,601	—	—

	Translation into millions of U.S. dollars
		Years to Maturity
	Total contractual amount	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Commitments to extend credit	$3,335	$767	$712	$1,762	$94
Commitments to invest in partnerships	402	3	291	8	100
Commitments to purchase aircraft	781	280	501	—	—

The contractual amounts of these commitments to extend credit represent the amounts at risk should the contracts be fully drawn upon, should the counterparties default, and assuming the value of any existing collateral becomes worthless. The total contractual amount of these commitments may not represent future cash requirements since the commitments may expire without being drawn upon. The credit risk associated with these commitments varies depending on the clients' creditworthiness and the value of collateral held. Nomura evaluates each client's creditworthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by Nomura upon extension of credit, is based on credit evaluation of the counterparty.

Other commitments

The amounts of commitments to purchase real estate for sale and rental were nil as of March 31, 2011 and ¥158,043 million ($2,051 million) as of September 30, 2011. These included ¥86,275 million ($1,120 million) with maturities of less than 1 year and ¥71,768 million ($931 million) with maturities of 1 to 3 years.

Operating leases

The following table presents a schedule of future minimum rental payments under non-cancelable operating leases with initial or remaining terms exceeding one year:

	Millions of yen		Translation into millions of U.S. dollars
	March 31, 2011	September 30, 2011	September 30, 2011
Total minimum lease payments	¥88,215	¥167,764	$2,178
Less: Sublease rental income	(11,412)	(11,107)	(145)

Net minimum lease payments	¥76,803	¥156,657	$2,033

As of March 31, 2011, these minimum lease payments had the following maturity for payments:

	Millions of yen
	Total	Years of Payment
		Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments	¥88,215	¥15,034	¥14,146	¥11,268	¥9,282	¥8,296	¥30,189
As of September 30, 2011, these minimum lease payments had the following maturity for payments:

	Millions of yen
	Total	Years of Payment
		Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments	¥167,764	¥20,543	¥18,296	¥15,415	¥12,961	¥11,703	¥88,846

	Translation into millions of U.S. dollars
	Total	Years of Payment
		Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments	$2,178	$267	$238	$200	$168	$152	$1,153

Certain leases contain renewal options or escalation clauses providing for increased rental payments based upon maintenance, utilities and tax increases.

Contingencies—

Investigations, lawsuits and other legal proceedings

In the normal course of business as a global financial services entity, Nomura is involved in investigations, lawsuits and other legal proceedings and, as a result, may suffer economic loss from any fine, penalties or damages awarded against Nomura, any settlements Nomura chooses to make to resolve a matter, and legal and other advisory costs incurred to support and formulate a defense.

In accordance with ASC 450 "Contingencies", Nomura recognizes a liability for this risk of loss arising on each individual matter when an estimated economic loss is probable and the amount of such loss can be reasonably estimated. The amount recognized as a liability is reviewed at least quarterly and is revised when further information becomes available.

The ability to predict the outcome of these actions and proceedings is inherently difficult, particularly where claimants are seeking substantial or indeterminate damages, where investigations and legal proceedings are at an early stage, where the matters present novel legal theories or involve a large number of parties, or which take place in foreign jurisdictions with complex or unclear laws. Nomura cannot therefore estimate with confidence losses or ranges of losses for actions and proceedings where there is only a reasonably possible risk of loss.

Nomura believes that, based on current information available as of the date of these consolidated financial statements, the ultimate resolution of these actions and proceedings will not be material to Nomura's financial condition. However, an adverse outcome in certain of these matters could have a material adverse effect on the consolidated results of operations or cash flows in a particular quarter or annual period.

The most significant actions and proceedings against Nomura are summarized below. Where possible, the amount of the claim of the counterparty is disclosed which provides an indication of the maximum loss we may incur.

In January 2008, Nomura International plc ("NIP") was served with a tax notice issued by the tax authorities in Pescara, Italy alleging breaches by NIP of the U.K.-Italy Double Taxation Treaty of 1998 (the "Tax Notice"). The alleged breaches relate to payments to NIP of tax credits on dividends on Italian shares. The Tax Notice not only denies certain payments to which NIP claims to be entitled but is also seeking reimbursement of EUR 33.8 million, including interest, already refunded. In March 2008, NIP lodged an appeal against the Tax Notice rejecting the Italian tax authorities' demands for reimbursement and in November 2009, a decision was issued by the Pescara Tax Court in favor of the Italian Tax Authorities. NIP is vigorously challenging this decision.

In April 2010, Lehman Brothers Holdings Inc. and Lehman Brothers Special Financing Inc. (collectively, "Lehman Inc.") commenced proceedings in the U.S. Bankruptcy Court in New York objecting to the proofs of claims filed by Nomura's subsidiaries, Nomura Securities Co., Ltd. ("NSC"), NIP and Nomura Global Financial Products Inc. in respect of swaps and other derivative transactions in the total amount of approximately $1 billion; and in the case of NSC and NIP, Lehman Inc. is seeking to recover damages.

Fairfield Sentry Ltd. and Fairfield Sigma Ltd. (collectively, the "Fairfield Funds"), which are now in liquidation and were feeder funds to Bernard L. Madoff Investment Securities LLC (under the liquidation with its trustee's on-going recovery procedure pursuant to the Securities Investor Protection Act in the U.S. since December 2008), have filed lawsuits in the Supreme Court of the State of New York and U.S. Bankruptcy Court against a number of investors, including NIP, seeking to recover redemption payments that the Fairfield Funds allege, inter alia, were mistakenly made. In a complaint dated October 5, 2010, the amount claimed against NIP was approximately $34 million plus interest. The claim against NIP is proceeding in the U.S. Bankruptcy Court.

On November 11, 2010, the High Court in London ruled in favor of NIP and Nomura Bank International Plc ("NBI") dismissing claims made by WestLB AG ("WestLB") against them. WestLB first served the proceedings on NIP and NBI in April 2009, claiming that under the terms of a note issued by NBI and which matured in October 2008, WestLB was entitled to receive approximately $22 million, which it claimed to be the value of a fund of shares referable to the NBI note. WestLB sought permission to appeal and this was granted by the Court of Appeal on March 7, 2011.

On March 1, 2011, PT Bank Mutiara Tbk. ("Bank Mutiara") commenced proceedings in the Commercial Court of the Canton of Zurich against a special purpose company ("SPC") established at the request of NIP. These are proceedings to challenge the SPC's rights over approximately $156 million in an account held in Switzerland. The SPC has a security interest over the money pursuant to a loan facility with a third party. The SPC does not believe that Bank Mutiara has any enforceable security interest over the funds and is seeking release of the monies.

        In April 2011, the Federal Home Loan Bank of Boston ("FHLB-Boston") commenced proceedings in the Superior Court of Massachusetts against numerous sponsors, issuers and underwriters of residential mortgage-backed securities ("MBS"), and their controlling persons, including certain of Nomura's U.S. subsidiaries. The action alleges that FHLB-Boston purchased residential MBS issued by a Nomura U.S. subsidiary for which the offering materials contained untrue statements or omitted material facts concerning the underwriting standards used by the original lenders and the characteristics of the loans underlying the securities. FHLB-Boston seeks rescission of its purchases or compensatory damages pursuant to state law. FHLB-Boston alleges that it purchased certificates in four offerings issued by a Nomura U.S. subsidiary but does not specify the amount of its purchases or the amount of any alleged losses. Due to the lack of information at this early stage of the litigation and the uncertainties involved, including lack of information concerning the alleged purchases by the plaintiff, and uncertainties concerning significant legal issues that may be dispositive, Nomura cannot provide an estimate of exposure to loss related to this matter at this time.

In July 2011, the National Credit Union Administration Board ("NCUA") commenced proceedings in the United States District Court for the Central District of California as liquidating agent of Western Corporate Federal Credit Union ("Wescorp") against various sponsors, issuers and underwriters of residential MBS purchased by Wescorp. The complaint alleges that Wescorp purchased residential MBS issued by certain of Nomura's U.S. subsidiaries, among others, for which the offering materials contained untrue statements or omitted material facts concerning the underwriting standards used by the original lenders. The complaint alleges that Wescorp purchased certificates in two offerings in which a Nomura U.S. subsidiary was the issuer in the original principal amount of approximately $83 million and seeks rescission of its purchases or compensatory damages. Due to the lack of information at this early stage of the litigation and the uncertainties involved, Nomura cannot provide an estimate of exposure to loss related to this matter at this time.

In September 2011, the Federal Housing Finance Agency ("FHFA"), as conservator for the government sponsored enterprises, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation (the "GSEs"), commenced proceedings in the United States District Court for the Southern District of New York against numerous sponsors, issuers and underwriters of residential MBS, and their controlling persons, including certain of Nomura's U.S. subsidiaries. The action alleges that the GSEs purchased residential MBS issued by certain Nomura subsidiaries in the U.S. for which the offering materials contained untrue statements or omitted material facts concerning the underwriting standards used by the original lenders and the characteristics of the loans underlying the securities. FHFA alleges that the GSEs purchased certificates in seven offerings in which a Nomura U.S. subsidiary was the issuer in the original principal amount of approximately $2,046 million and seeks rescission of its purchases or compensatory damages. Due to the lack of information at this early stage of the litigation and the uncertainties involved, Nomura cannot provide an estimate of exposure to loss related to this matter at this time.

Subsequent events

In October 2011, the NCUA commenced proceedings in the United States District Court for the District of Kansas as liquidating agent of U.S. Central Federal Credit Union ("U.S. Central") against various sponsors, issuers and underwriters of residential MBS purchased by U.S. Central, including a U.S. subsidiary of Nomura. The complaint alleges that U.S. Central purchased residential MBS issued by the subsidiary, among others, for which the offering materials contained untrue statements or omitted material facts concerning the underwriting standards used by the original lenders. The complaint against the Nomura U.S. subsidiary alleges that U.S. Central purchased certificates in one offering in which the subsidiary was the issuer in the original principal amount of approximately $50 million and seeks rescission of its purchases or compensatory damages. Due to the lack of information at this early stage of the litigation and the uncertainties involved, Nomura cannot provide an estimate of exposure to loss related to this matter at this time.

In November 2011, NIP was served with a claim filed by the trustee (the "Madoff Trustee") appointed for the liquidation of Bernard L. Madoff Investment Securities LLC ("BLMIS") and Bernard L. Madoff in the United States Bankruptcy Court Southern District of New York. This is a clawback action similar to claims filed by the Madoff Trustee against numerous other institutions. The Madoff Trustee alleges that NIP received redemptions from the BLMIS feeder fund, Harley International (Cayman) Limited in the six years prior to December 11, 2008 (the date proceedings were commenced against BLMIS) and that these are avoidable and recoverable under the U.S. Bankruptcy Code and New York law. The amount that the Madoff Trustee is seeking to recover from NIP is approximately $21 million.

          Nomura supports the position of Nomura's subsidiaries in each of these claims.

    Certain Mortgage-Related Contingencies in the U.S.

Certain of Nomura's subsidiaries in the U.S. securitized mortgage loans in the form of MBS. These subsidiaries did not generally originate mortgage loans, but purchased mortgage loans from third-party loan originators (the "originators"). In connection with such purchases, these subsidiaries received loan level representations from the originators. Certain of the MBS issued by the subsidiaries were structured with credit protection provided to specified classes of certificates by monoline insurers. In connection with the securitizations, the relevant subsidiaries provided loan level representations and warranties of the type generally described below, which mirror the representations the subsidiaries received from the originators.

The loan level representations made in connection with the securitization of mortgage loans were generally detailed representations applicable to each loan and addressed characteristics of the borrowers and properties. The representations included, but were not limited to, information concerning the borrower's credit status, the loan-to-value ratio, the owner occupancy status of the property, the lien position, the fact that the loan was originated in accordance with the originator's guidelines, and the fact that the loan was originated in compliance with applicable laws.

The relevant subsidiaries have received claims demanding the repurchase of certain loans from trustees of various securitization trusts, which the subsidiaries believe were made at the instance of one or more investors, and from certificate insurers. Each claim received has been reviewed, and the subsidiaries have contested those claims believed to be without merit or have agreed to repurchase certain loans (or to otherwise compensate the issuing trust) for those claims that the subsidiaries have determined to have merit.

Nomura cannot provide an estimate of its exposure to the existing unresolved demands or the likelihood of additional breach of representation claims at this time due to the uncertainties involved. Specifically, macroeconomic conditions, including the unemployment rate, affect the rate of defaults in residential mortgages. Further, Nomura's exposure with respect to such claims is influenced by the particular originators which underwrote the loans at issue, the particular representations made (which were not uniform across all securitizations), and fluctuations in values in the residential real estate markets which affect the loss severity for defaulting loans. As at November 30, 2011, the subsidiaries have received loan repurchase claims of $1,449 million that are unresolved.

Guarantees—

ASC 460 "Guarantees" specifies the disclosures to be made in regards to obligations under certain issued guarantees and requires a liability to be recognized for the fair value of a guarantee obligation at inception.

In the normal course of business, Nomura enters into various guarantee arrangements with counterparties in the form of standby letters of credit and other guarantees, which generally have a fixed expiration date.

In addition, Nomura enters into certain derivative contracts that meet the accounting definition of a guarantee, namely derivative contracts that contingently require a guarantor to make payment to a guaranteed party based on changes in an underlying that relate to an asset, liability or equity security held by a guaranteed party. Since Nomura does not track whether its clients enter into these derivative contracts for speculative or hedging purposes, Nomura has disclosed below information about derivative contracts that could meet the accounting definition of guarantees.

For information about the maximum potential amount of future payments that Nomura could be required to make under certain derivatives, the notional amount of contracts has been disclosed. However, the maximum potential payout for certain derivative contracts, such as written interest rate caps and written currency options, cannot be estimated, as increases in interest or foreign exchange rates in the future could be theoretically unlimited.

Nomura records all derivative contracts at fair value on its consolidated balance sheets. Nomura believes the notional amounts generally overstate its risk exposure. Since the derivative contracts are accounted for at fair value, carrying value is considered the best indication of payment and performance risk for individual contracts.

The following table presents information on Nomura's derivative contracts that could meet the accounting definition of a guarantee and certain other guarantees:

	Millions of yen				Translation into millions of U.S. dollars
	March 31, 2011		September 30, 2011		September 30, 2011
	Carrying value	Maximum Potential Payout/ Notional Total	Carrying value	Maximum Potential Payout/ Notional Total	Carrying value	Maximum Potential Payout/ Notional Total
Derivative contracts(1)	¥3,539,472	¥101,555,634	¥4,354,200	¥105,269,019	$56,519	$1,366,420
Standby letters of credit and other guarantees(2)	¥267	¥8,512	¥236	¥18,091	$3	$235

(1)	Credit derivatives are disclosed in Note 4. "Derivative instruments and hedging activities" and are excluded from "Derivative contracts".
(2)	Collateral held in connection with "Standby letters of credit and other guarantees" as of March 31, 2011 is ¥6,761 million and as of September 30, 2011 is ¥5,946 million ($77 million).

The following table presents maturity information on Nomura's derivative contracts that could meet the definition of a guarantee and certain other guarantees as of September 30, 2011:

	Millions of yen
	Carrying value	Maximum Potential Payout/Notional
		Total	Years to Maturity
			Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Derivative contracts	¥4,354,200	¥105,269,019	¥39,720,072	¥20,796,052	¥12,235,463	¥32,517,432
Standby letters of credit and other guarantees	236	18,091	9,522	309	207	8,053

	Translation into millions of U.S. dollars
	Carrying value	Maximum Potential Payout/Notional
		Total	Years to Maturity
			Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Derivative contracts	$56,519	$1,366,420	$515,577	$269,938	$158,820	$422,085
Standby letters of credit and other guarantees	3	235	123	4	3	105